Pension and Other Postretirement Benefits, Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company Contributions US [Member]
Defined contribution plan disclosure [Line Items]
Employee Savings Plans	$ 27	$ 30	$ 17
Company Contributions Non-US [Member]
Defined contribution plan disclosure [Line Items]
Employee Savings Plans	$ 4	$ 4	$ 0